Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Related Party Transactions [Table Text Block]

(In thousands)
Balance at December 31, 2017	$182,989
New loans	1,068
Payments	(12,040)
Other changes	(38,698)
Balance at December 31, 2018	$133,319
New loans	1,491
Payments	(1,800)
Other changes, including existing loans to new related parties	44
Balance at December 31, 2019	$133,054
New loans and payments include disbursements and collections from existing lines of credit.

EVERTEC Inc.
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2019	December 31, 2018
Equity investment in EVERTEC	$73,534	$60,591

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2019	2018	2017
Share of income from investment in EVERTEC	$16,749	$13,892	$8,924
Share of other changes in EVERTEC's stockholders' equity	516	1,659	2,659
Share of EVERTEC's changes in equity recognized in income	$17,265	$15,551	$11,583

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2019	2018	2017	Category
Interest expense on deposits	$(106)	$(79)	$(44)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	29,224	33,658	28,136	Other service fees
Rental income charged to EVERTEC	7,418	7,271	6,855	Net occupancy
Fees on services provided by EVERTEC	(219,992)	(174,048)	(176,971)	Professional fees
Other services provided to EVERTEC	1,118	1,059	1,236	Other operating expenses
Total	$(182,338)	$(132,139)	$(140,788)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2019	December 31, 2018
Accounts receivable (Other assets)	$7,779	$6,829
Deposits	(63,850)	(28,606)
Accounts payable (Other liabilities)	(1,290)	(3,671)
Net total	$(57,361)	$(25,448)

PRLP 2011 Holding, LLC and PR Asset Portfolio 2013-1 International, LLC
Schedule Equity Method Investments Table [Text Block]
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Equity investment	$6,306	$6,469	$3,333	$5,794

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
	Years ended December 31,
(In thousands)	2019	2018	2019	2018
Share of (loss) income from the equity investment	$(163)	$(356)	$231	$(5,073)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	PRLP 2011 Holdings, LLC		PR Asset Portfolio 2013-1 International, LLC
(In thousands)	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Deposits (non-interest bearing)	$(3)	$(2,566)	$(5,081)	$(7,994)